UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $111,154 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     3674   145000 SH       SOLE                   145000        0        0
AOL INC                        COM              00184X105     1513    65000 SH       SOLE                    65000        0        0
CHANGYOU COM LTD               ADS REP CL A     15911M107     4483   135000 SH       SOLE                   135000        0        0
CITRIX SYS INC                 COM              177376100     5409   130000 SH       SOLE                   130000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     7026   155000 SH       SOLE                   155000        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103     7191   180000 SH       SOLE                   180000        0        0
F5 NETWORKS INC                COM              315616102     3708    70000 SH       SOLE                    70000        0        0
FIRST SOLAR INC                COM              336433107     4874    36000 SH       SOLE                    36000        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108     5443   185000 SH       SOLE                   185000        0        0
GOOGLE INC                     CL A             38259P508     4960     8000 SH       SOLE                     8000        0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118106     5144   795000 SH       SOLE                   795000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     5038    52500 SH       SOLE                    52500        0        0
JUNIPER NETWORKS INC           COM              48203R104     6668   250000 SH       SOLE                   250000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     9960   480000 SH       SOLE                   480000        0        0
MICRON TECHNOLOGY INC          COM              595112103     6706   635000 SH       SOLE                   635000        0        0
NETAPP INC                     COM              64110D104     8246   240000 SH       SOLE                   240000        0        0
O2MICRO INTERNATIONAL LTD      SPONS ADR        67107W100     1334   255000 SH       SOLE                   255000        0        0
ON SEMICONDUCTOR CORP          COM              682189105     6924   785000 SH       SOLE                   785000        0        0
PRICELINE COM INC              COM NEW          741503403     7754    35500 SH       SOLE                    35500        0        0
VISTAPRINT N V                 SHS              N93540107     5099    90000 SH       SOLE                    90000        0        0